Submission	May 07, 2025
Submission [Line Items]
Central Index Key	0000921825
Registrant Name	First Industrial Realty Trust, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES